Post-Employment Benefits - Sensitivity Analysis (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Present value of the post-employment benefit obligations	€ 155		€ 433
Average duration of the obligations	18 years	19 years
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (in percent)	0.25%		0.25%
Present value of the post-employment benefit obligations	€ 149		€ 414
Salary increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (in percent)	0.25%		0.25%
Present value of the post-employment benefit obligations	€ 156		€ 434
Pension increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption (in percent)	0.25%		0.25%
Present value of the post-employment benefit obligations	€ 159		€ 446